Prudential Day One 2040 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 98.7%
Affiliated Mutual Funds
Domestic Equity — 45.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	144,104	$1,611,087
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	550,736	9,654,400
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	241,041	2,186,240
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	390,475	6,146,072
		19,597,799
Fixed Income — 26.9%
PGIM Core Conservative Bond Fund (Class R6)	249,639	2,012,091
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	296,997	2,132,440
PGIM TIPS Fund (Class R6)	409,654	3,310,003
PGIM Total Return Bond Fund (Class R6)	361,114	4,030,027
		11,484,561
International Equity — 26.0%
PGIM Global Real Estate Fund (Class R6)	133,213	2,159,385
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	208,353	2,121,031
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	565,248	6,856,460
		11,136,876

Total Long-Term Investments (cost $39,728,818)		42,219,236

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $566,583)	566,583	566,583

TOTAL INVESTMENTS 100.0% (cost $40,295,401)(wa)		42,785,819
Liabilities in excess of other assets (0.0)%		(20,073)

Net Assets 100.0%		$42,765,746

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds